Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash Equivalents

(6) Cash Equivalents

The following is a summary of cash equivalents:

	December 31, 2022
	Amortized	Gross Unrealized		Estimated
Description	Cost	Gain	Loss	Fair Value
Money market mutual funds	$2,241	$—	$—	$2,241
Total cash equivalents	$2,241	$—	$—	$2,241

	December 31, 2021
	Amortized	Gross Unrealized		Estimated
Description	Cost	Gain	Loss	Fair Value
Money market mutual funds	$10,110	$—	$—	$10,110
Total cash equivalents	$10,110	$—	$—	$10,110

As of December 31, 2022 and December 31, 2021, the Company’s cash equivalents had maturities of one month.